Schedule of Unvested Series C Convertible Preferred Stock (Details) - USD ($)				6 Months Ended	12 Months Ended
	Oct. 22, 2025	Mar. 25, 2025	Feb. 17, 2025	Dec. 31, 2025	Jun. 30, 2025
Class of Stock [Line Items]
Unrecognized compensation				$ 1,503,480	$ 2,323,560
Weighted average period (yrs)				11 months 1 day	1 year 5 months 1 day
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares Beginning				56,950
Weighted Average Grant Date Fair Value Beginning				$ 0.0068
Number of Shares Granted	589	94,250	2,000		94,250
Weighted Average Grant Date Fair Value Granted					$ 0.0068
Number of Shares Vested				(20,100)	(37,300)
Weighted Average Grant Date Fair Value Vested					$ 0.0068
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending				36,850	56,950
Weighted Average Grant Date Fair Value Ending				$ 0.0068	$ 0.0068